EGShares Emerging Markets Core Balanced ETF
EGShares Emerging Markets Core Balanced ETF
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Core Balanced Index (the “Emerging Markets Core Balanced Underlying Index”).

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		EGShares Emerging Markets Core Balanced ETF
Management Fees		0.75%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.58%
Acquired Fund Fees and Expenses	[2]	0.17%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver and/or Expense Reimbursement	[3]	0.78%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.72%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	EGA Emerging Global Shares Trust (the "Trust") and Emerging Global Advisors, LLC ("EGA" or the "Adviser"), adviser to the Fund, have entered into a written fee waiver and expense reimbursement agreement ("Agreement") pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary and other non-routine expenses) from exceeding 0.55% of net assets. The Agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period. The Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of this Agreement. The Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods.  This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above.  This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
EGShares Emerging Markets Core Balanced ETF	74	398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Fund is an exchange-traded fund (“ETF”).  The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Emerging Markets Core Balanced Underlying Index through investments in equity securities, including common shares traded on local exchanges, two ETFs that trade on U.S. exchanges and invest in emerging market fixed income securities (“Underlying ETFs”), American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market companies and the Underlying ETFs (which, in turn, invest primarily in fixed income securities of issuers in emerging markets countries).  As a result, under normal circumstances the Fund will invest at least 80% of its net assets in emerging market securities, either directly or indirectly through the Underlying ETFs.  The Fund invests primarily in emerging market equity securities and Underlying ETFs that are included in the Emerging Markets Core Balanced Underlying Index, and generally expects to invest at least 95% of its net assets in these securities.

The Underlying ETFs invest primarily in fixed income securities with average maturities of at least two or three years (depending on the Underlying ETF) and currently maintain effective durations of between seven and ten years.  The Underlying ETFs may invest without limitation in non-investment grade fixed income securities.  The Underlying ETFs may change at any time the average maturity, duration, and credit quality of the fixed income securities in which they invest.  If the Emerging Markets Core Balanced Underlying Index replaces an Underlying ETF, the new Underlying ETF may invest in a portfolio of fixed income securities with a different average maturity, duration, and credit quality.  The Fund will invest in the Underlying ETFs to the same extent as the Emerging Markets Core Balanced Underlying Index, which will consist of at least 25% of the Fund’s assets, and is expected to be approximately 30%.

The Fund invests in the constituent emerging market companies and Underlying ETFs of the Emerging Markets Core Balanced Underlying Index, which may include small and medium capitalized companies (“small cap” and “mid cap” companies, respectively) domiciled in emerging market countries having a market capitalization of at least $1 billion at the time of purchase.  The Emerging Markets Core Balanced Underlying Index is a stock market index comprised of a representative sample of 50 emerging market companies and two Underlying ETFs that, as a portfolio, S&P Dow Jones Indices determines to have a higher dividend yield than the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  Component securities are equally weighted unless included in a country that is subject to the 15% country exposure cap, in which case the component securities in that country are weighted equally pro rata to the 15% cap.  A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting.  The equity components of the Emerging Markets Core Balanced Underlying Index will have also paid dividends consistently over the last three years.  The Underlying ETFs are selected based on their current yield and volatility rankings relative to the universe of emerging market fixed income ETFs.  The Emerging Markets Core Balanced Underlying Index was developed to provide a higher dividend yield (i.e., higher income) than the MSCI Emerging Markets Index, although there is no guarantee that this result will be obtained.

The Fund intends to replicate the constituent securities of the Emerging Markets Core Balanced Underlying Index as closely as possible using ordinary local shares, ADRs, GDRs and Underlying ETFs.  In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Emerging Markets Core Balanced Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Emerging Markets Core Balanced Underlying Index is concentrated.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Based on the number of Indian securities that are included in the Emerging Markets Core Balanced Underlying Index, the Fund may invest its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs.  This investment structure enables the Fund to obtain benefits under a tax treaty between Mauritius and India.

Principal Risks
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.  The Fund is subject to the principal risks noted below (either directly or through its investments in the Underlying ETFs).

Equity Securities  The price of one or more of the equity securities in the Fund’s portfolio may fall.  Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance  As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day.  Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly.  You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation  The Fund’s return may not match the return of the Emerging Markets Core Balanced Underlying Index.  The Fund incurs a number of operating expenses that are not reflected in the Emerging Markets Core Balanced Underlying Index, including the cost of buying and selling securities and of maintaining the Subsidiary.  If the Fund is not fully invested, holding cash balances may prevent it from tracking the Emerging Markets Core Balanced Underlying Index.

Market Liquidity for Fund Shares  As an ETF, Fund Shares are not individually redeemable securities.  There is no assurance that an active trading market for Fund Shares will develop or be maintained.  Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the Emerging Markets Core Balanced Underlying Index.

Non-Diversification  The Fund is non-diversified and, as a result, may have greater volatility than diversified funds.  Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the Emerging Markets Core Balanced Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment  Foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.  Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets  Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency  The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar.  Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Investing in Underlying ETFs  The Fund’s investment performance is affected by the investment performance of the Underlying ETFs in which the Fund may invest. Through its investment in the Underlying ETFs, the Fund is subject to the risks of the Underlying ETFs’ investments and subject to the Underlying ETFs’ expenses.  The risks of the Underlying ETFs include:

Call During periods of falling interest rates, an issuer of a callable bond held by an Underlying ETF may “call” or repay the security before its stated maturity, and the Underlying ETF may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Underlying ETF’s income.

Credit The risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

Interest Rate  An increase in interest rates may cause the value of fixed income securities held by an Underlying ETF to decline.  Fixed income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds,”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity.  Non-investment grade fixed income securities are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, an Underlying ETF may incur additional expenses to seek recovery.

Reinvestment  An Underlying ETF’s investments in short-term fixed income instruments may be adversely affected if interest rates fall because the Underlying ETF may invest in lower yielding bonds as bonds in the portfolio mature.

Sovereign and Quasi-Sovereign Obligations The Underlying ETFs invest in fixed income securities issued by or guaranteed by non-U.S. sovereign governments and by companies owned or controlled by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these fixed income securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Small Cap and Mid Cap Companies  Small cap and mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity  In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the Emerging Markets Core Balanced Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio.  There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.

High Dividend Yield The Emerging Markets Core Balanced Underlying Index is comprised of, and the Fund invests in, securities of high dividend-paying (i.e., high income) companies.  The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.